Significant Accounting Policies - Basis of preparation (Details)	Dec. 31, 2025	Jun. 17, 2021
Ardmore Shipping Corporation
Significant accounting policies
Percentage of ownership interest (as a percent)	100.00%
Anglo Ardmore Ship Management Limited
Significant accounting policies
Percentage of ownership interest (as a percent)	50.00%
Anglo Ardmore Ship Management Limited | Corporate Joint Venture
Significant accounting policies
Percentage of ownership interest (as a percent)	50.00%
Element 1 Corp.
Significant accounting policies
Percentage of ownership interest (as a percent)	10.00%	10.00%